Taxation - Income Tax (Benefit)/ Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current	¥ 105,933	$ 15,148	¥ 105,484	¥ 122,118
Deferred	35,812	5,121	(42,525)	(49,963)
Income tax (benefit)/expense	¥ 141,745	$ 20,269	¥ 62,959	¥ 72,155